TYPE:	13F-HR
PERIOD	03/31/2006
FILER
   CIK	0001330463
   CCC	fh$f9ats
SUBMISSION - CONTACT
   NAME	A. Ciappina ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Antonino Ciappina, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 M Company                    COM              88579y101     1972    26047 SH       SOLE                    23047              3300
Abbott Labs                    COM              002824100      941    22152 SH       SOLE                    12152             10000
Accenture Ltd                  COM              G1150G111     2951    98150 SH       SOLE                    86150             12000
Alberto Culver                 COM              013068101     2014    45532 SH       SOLE                    40532              5450
Alltel Corp                    COM              020039103     2660    41079 SH       SOLE                    32579              8500
Amer Intl Group                COM              026874107      658     9956 SH       SOLE                     9856               350
American Express               COM              025816109      276     5250 SH       SOLE                     5250
Amgen                          COM              031162100      798    10964 SH       SOLE                    10964               200
Anheuser-Busch                 COM              035229103     1102    25769 SH       SOLE                    13321             12698
Apache Corp                    COM              037411105     1121    17110 SH       SOLE                     9110              8500
Auto Data Processing           COM              053015103     2949    64567 SH       SOLE                    54567             10400
BOK Financial                  COM              05561Q201     1913    40224 SH       SOLE                    14342             25882
BP Plc                         COM              055622104     4546    65939 SH       SOLE                    55239             11200
BancFirst Corp                 COM              05945F103     1116    25600 SH       SOLE                     1600             24000
Bank of America Corp           COM              060505104      953    20918 SH       SOLE                    12728              8190
Barclays Bank ADR              COM              06738E204     1695    36220 SH       SOLE                    36220
Barr Laboratories              COM              068306109     1429    22685 SH       SOLE                    22685
Berkshire Hathway              COM              084670108      900       10 SH       SOLE                                         10
Berkshire Hathway B            COM              084670207      464      154 SH       SOLE                      154
C R Bard                       COM              067383109     1345    19840 SH       SOLE                    19840
Cadbury Schweppes ADR          COM              127209302      725    18115 SH       SOLE                    17115              1000
Cardinal Health Inc            COM              14149Y108     1206    16185 SH       SOLE                    16185               250
Cherokee                       COM              16444H102      644    15990 SH       SOLE                                      15990
Church & Dwight Co.            COM              171340102      858    23235 SH       SOLE                    22185              1450
Cimarex Energy Co.             COM              171798101      722    16694 SH       SOLE                                      16694
Cisco Systems                  COM              17275R102     1039    47950 SH       SOLE                    31450             16500
CitiGroup Inc                  COM              172967101      289     6124 SH       SOLE                     6124
Clorox                         COM              189054109     2871    47963 SH       SOLE                    39963              8000
Coca Cola Company              COM              191216100      682    16300 SH       SOLE                    12300              4000
Colgate Palmolive              COM              194162103      451     7900 SH       SOLE                      400              7500
Commercial Cap Bancorp Inc     COM              20162L105      422    30029 SH       SOLE                                      30029
Constellation Brands Inc.      COM              21036P108     2166    86475 SH       SOLE                    86475
Costco Wholesale               COM              22160q102     2026    37400 SH       SOLE                    33400              4300
DB Commodity Index Fund        COM              240225102      220     9200 SH       SOLE                     9200
Dell Computer Corp             COM              247025109     1005    33775 SH       SOLE                    23775             10000
Devon Energy                   COM              25179m103     4157    67950 SH       SOLE                    67950               600
EMC Corp Mass                  COM              268648102      155    11400 SH       SOLE                    11400
Emerson Electric               COM              291011104     5188    62033 SH       SOLE                    50233             11800
Exxon Mobil                    COM              30231G102     5661    93011 SH       SOLE                    61851             31160
First Data Corp                COM              319963104     2053    43842 SH       SOLE                    38842              5400
General Electric               COM              369604103     5288   152030 SH       SOLE                   136070             16460
Goldman Sachs Grp Inc          COM              38141G104      644     4100 SH       SOLE                     4100
Grainger, W W                  COM              384802104     3083    40918 SH       SOLE                    38918              2300
Hewlett-Packard                COM              428236103     1320    40132 SH       SOLE                    40132
Home Depot Inc                 COM              437076102     3598    85069 SH       SOLE                    76869              8700
Honeywell International        COM              438506107       61     1430 SH       SOLE                     1430
IBM                            COM              459200101     2512    30464 SH       SOLE                    28464              2000
Illinois Tool Works            COM              452308109      564     5855 SH       SOLE                     5855
Intel                          COM              458140100     1883    96749 SH       SOLE                    86749             11600
J.P. Morgan Chase & Co.        COM              46625H100      289     6951 SH       SOLE                     6951
Johnson & Johnson              COM              478160104     5182    87508 SH       SOLE                    77308             10600
Kinder Morgan Mgmt LLC         COM              49455U100      390     8856 SH       SOLE                     2215              6641
Lilly                          COM              532457108      456     8249 SH       SOLE                     3249              5000
Linear Tech Corp Com           COM              535678106      297     8460 SH       SOLE                     8460
McDonald's                     COM              580135101     1650    48019 SH       SOLE                    38019             10000
McGraw Hill                    COM              580645109     2602    45160 SH       SOLE                    36560              8600
Medtronic Inc                  COM              585055106     2212    43577 SH       SOLE                    39977              3850
Merck & Co                     COM              589331107      685    19441 SH       SOLE                     3427             16014
Microsoft Corp                 COM              594918104     3666   134728 SH       SOLE                   104928             30400
Noble Energy, Inc.             COM              655044105      659    15000 SH       SOLE                                      15000
Northern Trust                 COM              665859104      876    16692 SH       SOLE                    16692
Novartis Adr                   COM              66987V109      332     5988 SH       SOLE                     5988
OGE Energy                     COM              670837103      290    10000 SH       SOLE                                      10000
Omnicom Group                  COM              681919106      992    11910 SH       SOLE                    11560               350
Oracle Systems                 COM              68389X105      230    16800 SH       SOLE                    16800
Pepsico Inc                    COM              713448108      350     6060 SH       SOLE                     1060              5000
Pfizer                         COM              717081103     2521   101146 SH       SOLE                   100426               720
Procter & Gamble               COM              742718109     2097    36382 SH       SOLE                    31582              4800
Schwab, Charles                COM              808513105      249    14453 SH       SOLE                     3453
State Street                   COM              857477103     3782    62580 SH       SOLE                    55980              7000
Street Tracks Wilsh REIT       UIT              86330E604     1057    13592 SH       SOLE                    13592
Stryker Corp                   COM              863667101     1391    31365 SH       SOLE                    26765              5000
Sysco Corporation              COM              871829107     5031   156984 SH       SOLE                   150984              6500
T Rowe Price                   COM              74144t108     1142    14600 SH       SOLE                    13600              1000
Target                         COM              87612e106     2974    57179 SH       SOLE                    56179              1250
Techne Corp                    COM              878377100      331     5500 SH       SOLE                     1500              4000
US Bancorp                     COM              902973304     3225   105748 SH       SOLE                   100970              5528
United Parcel Svc Cl B         COM              911312106     3617    45570 SH       SOLE                    45570
Wal-Mart                       COM              931142103     2082    44082 SH       SOLE                    39082              5000
Walgreen                       COM              931422109     1780    41276 SH       SOLE                    41276
Western Refining               COM              959319104      216    10000 SH       SOLE                    10000
Williams-Sonoma                COM              969904101     1780    41992 SH       SOLE                    41992               600
XTO Energy                     COM              98385X106      726    16666 SH       SOLE                                      16666
iShares  Nasdaq Bio Fd         UIT              464287556      816     9905 SH       SOLE                     9905
iShares  Dow Jones             UIT              46428716B      469     7486 SH       SOLE                     7486
iShares  MSCI Emerging         UIT              464287234     1748    17659 SH       SOLE                    17659
iShares  S&P500 Index          UIT              46428720D     1613    12415 SH       SOLE                    12415
iShares  S&PSmallCap           UIT              464287704      354     5427 SH       SOLE                     5427
iShares  MSCO EAFE             UIT              464287465     1069    16465 SH       SOLE                    16465
iShares  Russell 1000GR        UIT              464287614      550    10436 SH       SOLE                    10436
iShares  Russell 1000Val       UIT              464287598      581     7946 SH       SOLE                     7946
iShares  Russell MCAPGR        UIT              464287481      281     2773 SH       SOLE                     2773
iShares  Russell MCAPVal       UIT              464287473      281     2103 SH       SOLE                     2103
iShares  S&PMidCap             UIT              464287507     1172    14787 SH       SOLE                    14787
iShares  GSach Corp            UIT              464287242      652     6189 SH       SOLE                     6189
iShares  Lehman TIPS           UIT              464287176     2301    22861 SH       SOLE                    22681
iShares  Lehman Agg            UIT              464287226     1331    13429 SH       SOLE                    13429
iShares  Lehman 1-3yr          UIT              464287457      386     4831 SH       SOLE                     4831

/TEXT
/DOCUMENT
/SUBMISSION